GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of selling, general and administrative expense [Abstract]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	December 31,	December 31,
For the year ended	2025	2024
Accounting and legal	$1,171	$984
Consulting fees	66	62
Directors' fees	443	265
Depreciation	136	127
General office expenses	404	189
Insurance	457	470
Investor relations and communications	182	184
Rent	42	6
Salaries and benefits	5,474	4,883
Stock-based compensation	1,973	1,022
Telephone and IT services	123	188
Transfer agent fees and regulatory fees	99	88
Travel	238	181
	$10,808	$8,649